COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 17 – COMMITMENTS AND CONTINGENCIES

Commitments

As of December 31, 2018, commitments outstanding for operating lease approximated $
2,129,052
.

As of December 31, 2018, commitments outstanding for the purchase of property, plant and equipment approximated $
10,238,706
.

As of December 31, 2018, commitments outstanding for the purchase of plasma approximated $
58,234,770
.

The following table sets forth the Company’s material contractual obligations as of December 31, 2018:

	Payments due by period
Contractual Obligations	Less than one year	One to two years	Two to three years	Three to four years	Four to five years

Operating lease commitment	848,731	938,551	167,378	4,095	4,095
Purchase of plasma commitment (1)	14,018,867	27,925,833	16,290,070	-	-
Capital commitment	9,214,835	1,023,871	-	-	-
Total	24,082,433	29,888,255	16,457,448	4,095	4,095

(1)	See Note 10.

Legal proceedings

PRC Lawsuit

In June 2017, an individual brought a lawsuit against Guizhou Taibang and Guizhou Eakan
Investing Corp. (“Guizhou Eakan”), an entity affiliated with one of Guizhou Taibang’s former noncontrolling shareholders, requesting repayment of RMB14,560,000 (approximately $2,121,392) and related fund possession cost amounting to approximately RMB37,141,600 (approximately $5,411,531). The plaintiff alleged that he entered into an agreement with Guizhou Eakan in May 2007, according to which he provided RMB14,560,000 for Guizhou Eakan to satisfy Guizhou Taibang’s loan request.

On February 28, 2018, the trial was set in Shanghai Pudong New Area People’s Court. In March 2018, the court dismissed the trial for lack of jurisdiction and then transferred the trial to Shanghai No.1 Intermediate People's Court (“No.1 Court”). In January 2019, the No.1 Court held the trial and as of reporting date the ruling is still pending.

The Company does not expect the plaintiff to prevail in this trial, but the Company cannot assure that the final outcome will be in favor of Guizhou Taibang. As of December 31, 2018, Guizhou Taibang has maintained
RMB14,560,000 (approximately $2,121,392) payable to Guizhou Eakan on its balance sheet.

Cayman Lawsuit

On August 27, 2018, the Company’s former Chairman and CEO Mr. David (Xiaoying) Gao commenced a proceeding against the Company in the Grand Court of the Cayman Islands (the “Court”), principally seeking (a) a declaration that the private placement that was announced by the Company on August 24, 2018 was invalid and void, (b) an order requiring the Company to reverse and/or rescind any transactions carried out pursuant to the private placement, and (c) an injunction to prevent further shares from being issued by the Company to the entities participating in the private placement. The private placement was completed on September 21, 2018. On October 5, 2018, the Company made an application to the Court for dismissal of Mr. Gao’s lawsuit on the ground, among others, that Mr. Gao lacked standing to pursue the claims. On December 13, 2018, the Court granted the Company’s application and dismissed Mr. Gao’s lawsuit. On December 21, 2018, the Court granted Mr. Gao leave to appeal its December 13, 2018 order. Pursuant to the Cayman Islands Court of Appeal Rules, Mr. Gao was required to lodge a Notice of Appeal within 14 days of being granted leave to appeal. As of reporting date, the Company has not been served with a Notice of Appeal or any further documents relating to this litigation.